Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2023 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust. The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each a Portfolio) sponsored by the Eaton Vance organization. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At July 31, 2023, the Fund owned 99.9% of Short Duration Inflation-Protected Income Portfolio’s outstanding interests and 2.3% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2023 is set forth below.

Eaton Vance
Short Duration Inflation-Protected Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Senior Debt Portfolio
(identified cost $139,041,097)	$133,778,771	20.0%
Short Duration Inflation-Protected Income Portfolio
(identified cost $568,185,834)	535,598,689	80.3
Total Investments in Affiliated Portfolios (identified cost $707,226,931)	$669,377,460	100.3%
Total Investments (identified cost $707,226,931)	$669,377,460	100.3%
Other Assets, Less Liabilities	$ (2,175,897)	(0.3)%
Net Assets	$667,201,563	100.0%
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2023 and October 31, 2022, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Short Duration Inflation-Protected Income Portfolio’s Portfolio of Investments is set forth below. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Short Duration Inflation-Protected Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.4%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$722	$ 614,034
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	1,134	1,122,033
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	1,216	1,202,710
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	40	36,959
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	1,035	1,022,449
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	1,236	1,204,287
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	631	571,869
Stack Infrastructure Issuer, LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	698	688,646
Vantage Data Centers, LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	932,448
Total Asset-Backed Securities (identified cost $7,838,563)		$ 7,395,435

Commercial Mortgage-Backed Securities — 4.0%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.256%, (1 mo. SOFR + 1.03%), 10/15/36(1)(2)	$4,052	$ 4,039,654
Series 2021-VOLT, Class B, 6.286%, (1 mo. SOFR + 1.06%), 9/15/36(1)(2)	5,000	4,844,228
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.407%, (1 mo. SOFR + 1.18%), 12/15/37(1)(2)	3,135	3,129,439
COMM Mortgage Trust:
Series 2013-CR11, Class B, 4.946%, 8/10/50(3)	2,331	2,280,000
Series 2013-CR11, Class D, 4.954%, 8/10/50(1)(3)	455	441,765
Series 2015-CR22, Class D, 4.068%, 3/10/48(1)(3)	1,000	771,187
Extended Stay America Trust, Series 2021-ESH, Class A, 6.417%, (1 mo. SOFR + 1.19%), 7/15/38(1)(2)	3,112	3,080,087
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.419%, (1 mo. SOFR + 1.20%), 5/15/38(1)(2)	3,000	2,983,216
Total Commercial Mortgage-Backed Securities (identified cost $21,881,444)		$ 21,569,576

U.S. Treasury Obligations — 93.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond:
1.75%, 1/15/28(4)	$11,613	$ 11,518,513
2.00%, 1/15/26(4)	18,386	18,147,538
2.375%, 1/15/25(4)	37,106	36,685,679
2.375%, 1/15/27(4)	27,143	27,316,906
3.625%, 4/15/28(4)	11,281	12,133,705
U.S. Treasury Inflation-Protected Note:
0.125%, 10/15/24(4)	11,853	11,438,614
0.125%, 4/15/25(4)	28,256	26,929,369
0.125%, 10/15/25(4)	28,128	26,729,292
0.125%, 4/15/26(4)	24,351	22,890,708
0.125%, 7/15/26(4)	38,060	35,824,856
0.125%, 10/15/26(4)	37,838	35,481,695
0.125%, 4/15/27(4)	33,389	31,026,510
0.25%, 1/15/25(4)	24,394	23,405,133
0.375%, 7/15/25(4)	38,471	36,866,927
0.375%, 1/15/27(4)	26,437	24,865,269
0.375%, 7/15/27(4)	31,079	29,244,384
0.50%, 1/15/28(4)	20,958	19,691,121
0.625%, 1/15/26(4)	34,555	33,003,303
1.25%, 4/15/28(4)	7,097	6,894,448
1.625%, 10/15/27(4)	30,797	30,446,997
Total U.S. Treasury Obligations (identified cost $534,279,658)		$500,540,967

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(5)	1,745,319	$ 1,745,319
Total Short-Term Investments (identified cost $1,745,319)		$ 1,745,319
Total Investments — 99.2% (identified cost $565,744,984)		$531,251,297
Other Assets, Less Liabilities — 0.8%		$ 4,357,261
Net Assets — 100.0%		$535,608,558

Short Duration Inflation-Protected Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $26,685,011 or 5.0% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	25,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.27% (pays upon termination)	3/28/25	$ (324,046)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	(373,421)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	476,347
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	597,132
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	642,166
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(342,218)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	891,259
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	338,678
							$1,905,897
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

Short Duration Inflation-Protected Income Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,745,319, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,445,764	$157,239,654	$(162,940,099)	$ —	$ —	$1,745,319	$159,043	1,745,319
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 7,395,435	$ —	$ 7,395,435
Commercial Mortgage-Backed Securities	—	21,569,576	—	21,569,576
U.S. Treasury Obligations	—	500,540,967	—	500,540,967
Short-Term Investments	1,745,319	—	—	1,745,319
Total Investments	$1,745,319	$529,505,978	$ —	$531,251,297
Swap Contracts	$ —	$ 2,945,582	$ —	$ 2,945,582
Total	$1,745,319	$532,451,560	$ —	$534,196,879
Liability Description
Swap Contracts	$ —	$ (1,039,685)	$ —	$ (1,039,685)
Total	$ —	$ (1,039,685)	$ —	$ (1,039,685)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.